As filed with the Securities and Exchange Commission on May 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Name and address of agent for service)

Copies to:
Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (800) 915-6566

Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at March 31, 2016 (Unaudited)

Shares	Common Stocks: 95.7%	Value

	Biofuel: 4.1%
61,300	Cosan SA Industria e Comercio	$535,149

	Efficiency: 15.1%
342,000	Boer Power Holdings	269,814
76,098	Carmanah Technologies Corp.*	317,575
28,700	CENTROTEC Sustainable AG	457,208
13,540	Nibe Industrier AB - B Shares	464,162
894,000	Wasion Group Holdings Ltd.	472,507
		1,981,266
	Geothermal: 3.7%
11,659	Ormat Technologies Inc.	480,817

	Hydro: 8.4%
246,004	Cia Energetica de Minas Gerais - ADR	555,969
26,361	Iniziative Bresciane - Inbre - SpA	539,931
		1,095,900
	Solar: 32.0%
18,400	Canadian Solar Inc.*	354,752
854,000	China Singyes Solar Technologies Holdings Ltd.	359,991
146,600	Enphase Energy Inc. *	341,578
5,600	First Solar Inc.*	383,432
46,300	JA Solar Holdings Co., Ltd. - ADR*	398,643
18,900	Jinkosolar Holdings Co., - ADR*	395,199
255,600	Renesola Ltd. - ADR*	368,064
13,600	Solaredge Tech Inc	341,904
15,250	SunPower Corp. - Class B*	340,685
44,820	Trina Solar Ltd. - ADR*	445,511
1,302,000	Xinyi Solar Holdings Ltd.	463,241
		4,193,000
	Wind: 32.4%
35,487	Boralex Inc. - Class A	439,916
3,893,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares	441,625
663,000	China Longyuan Power Group Corp. - H Shares	490,582
3,395,000	China Suntien Green Energy Corp. Ltd. - H Shares	376,379
8,280,000	Concord New Energy Group Ltd.	448,297
200,441	Good Energy Group PLC	593,040
242,705	Greentech Energy Systems*	233,495

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at March 31, 2016 (Unaudited)

Shares	Common Stocks: 95.7%	Value

	Wind: 32.4% - Continued
1,798,000	Huaneng Renewables Corp. Ltd. - H Shares	$558,590
607,763	Mytrah Energy Ltd.*	449,544
228,800	Northern Power Systems Corp.*	36,115
240,359	Theolia SA*	175,043
		4,242,626

	Total Common Stocks	12,528,758
	(cost $20,038,519)

	Warrants: 0.2%
946,050	Theolia SA, Expiration 6/09/16, Exercise price 0.60 EUR*	26,913
	Total Warrants
	(cost $0)

	Total Investments in Securities	12,555,671
	(cost $20,038,519): 95.9%

	Other Assets less Liabilities: 4.1%	537,623

	Net Assets: 100.0%	$13,093,294

*	Non-income producing security.
ADR - American Depository Receipt

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at March 31, 2016 (Unaudited)

Shares	Common Stocks: 99.5%	Value

	Australia: 2.9%
31,000	Sonic Healthcare Ltd.	$446,270

	China: 44.0%
63,000	AAC Technologies Holdings Inc.	481,595
171,000	Anhui Conch Cement Co., Ltd. - H Shares	458,507
739,000	China Construction Bank Corp. - H Shares	471,559
770,000	China Lesso Group Holdings Ltd.	412,925
218,000	China Merchants Bank Co., Ltd. - H Shares	458,069
488,000	China Minsheng Banking Corp Ltd. - H Shares	455,454
374,000	CNOOC Ltd.	441,625
1,075,000	Geely Automobile Holdings Ltd.	532,140
490,000	Lenovo Group Ltd.	381,522
4,700	NetEase Inc. - ADR	674,826
262,000	PICC Property & Casualty Co., Ltd. - H Shares	480,272
548,000	Shenzhen Expressway Co Ltd. - H Shares	478,251
610,000	Sino Biopharmaceutical Ltd.	457,656
24,500	Tencent Holdings Ltd.	500,274
		6,684,675
	Hong Kong: 4.4%
380,000	Chen Hsong Holdings	77,398
407,000	Li & Fung Ltd.	240,821
532,000	NagaCorp Ltd.	340,843
		659,062
	Japan: 3.2%
3,600	Relo Holdings, Inc.	482,687

	Malaysia: 3.9%
264,000	DiGi.Com Bhd	334,271
144,000	UMW Holdings Bhd	253,564
		587,835
	Singapore: 3.2%
43,000	DBS Group Holdings	490,663

	South Korea: 9.3%
56,000	Hanon Systems	450,507
2,105	Hyundai Mobis Co., Ltd.	458,329
431	Samsung Electronics Co., Ltd.	494,467
		1,403,303

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at March 31, 2016 (Unaudited)

Shares	Common Stocks: 99.5%	Value

	Taiwan: 16.2%
61,000	Catcher Technology Co., Ltd.	$500,373
7,000	Largan Precision Co., Ltd.	542,661
110,000	Novatek Microelectronics Corp.	442,611
2	Shin Zu Shing Co., Ltd.	7
25,000	St Shine Optical Co., Ltd.	510,347
93,000	Taiwan Semiconductor Manufacturing Co., Ltd.	468,121
		2,464,120
	Thailand: 12.4%
89,500	Electricity Generating PCL/Foreign	454,115
188,000	Glow Energy PCL/Foreign	491,643
1,232,000	LPN Development PCL/Foreign	490,279
56,700	PTT PCL/Foreign	451,279
		1,887,316

	Total Common Stocks	15,105,931
	(cost $13,305,725)

	Total Investments in Securities	15,105,931
	(cost $13,305,725): 99.5%

	Other Assets less Liabilities: 0.5%	78,318

	Net Assets: 100.0%	$15,184,249

*	Non-income producing security.
ADR - American Depository Receipt

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND BUILDER FUND
Schedule of Investments
at March 31, 2016 (Unaudited)

Shares	Common Stocks: 100.7%	Value

	Australia: 8.8%
57,350	Henderson Group PLC	$214,973
11,900	JB Hi-Fi Ltd.	215,096
15,550	Sonic Healthcare Ltd.	223,855
		653,924
	China: 27.4%
31,000	AAC Technologies Holdings Inc.	236,975
345,000	Belle International Holdings Ltd	199,688
294,000	China Construction Bank Corp. - H Shares	187,603
322,000	China Lilang Ltd.	196,753
100,000	China Merchants Bank Co., Ltd. - H Shares	210,123
205,900	China Minsheng Banking Corp. Ltd. - H Shares	192,168
17,500	China Mobile Ltd.	195,025
134,000	CNOOC Ltd.	158,229
350	CNOOC Ltd. - ADR	40,971
378,000	Industrial & Commercial Bank of China Ltd. - H Shares	211,479
276,100	Yangzijiang Shipbuilding Holdings Ltd.	200,748
		2,029,762
	Hong Kong: 16.3%
73,500	BOC Hong Kong Holdings Ltd.	219,344
322,000	Li & Fung Ltd.	190,526
34,000	Link REIT/The	201,615
90,000	Luk Fook Holdings International Ltd.	204,193
322,000	NagaCorp Ltd.	206,300
131,000	Pacific Textiles Holdings Ltd.	189,137
		1,211,115
	Japan: 2.9%
1,600	Relo Holdings Inc.	214,528

	Malaysia: 2.8%
164,900	DiGi.Com Bhd	208,793

	Singapore: 5.6%
120,800	Ascendas Real Estate Investment Trust - REIT	214,202
130,300	CapitaMall Trust - REIT	202,045
		416,247
	South Korea: 2.7%
2,080	KT&G Corp.	200,070

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND BUILDER FUND
Schedule of Investments
at March 31, 2016 (Unaudited)

Shares	Common Stocks: 100.7%	Value

	Taiwan: 20.1%
24,000	Asustek Computer Inc.	$215,511
23,000	Catcher Technology Co., Ltd.	188,665
80,134	Hon Hai Precision Industry Co., Ltd.	211,141
2,400	Largan Precision Co., Ltd.	186,055
54,000	Novatek Microelectronics Corp.	217,282
12,000	St Shine Optical Co., Ltd.	244,966
46,000	Taiwan Semiconductor Manufacturing Co., Ltd.	231,544
		1,495,164
	Thailand: 8.6%
87,500	Delta Electronics Thailand PCL/Foreign	216,387
557,900	LPN Development PCL/Foreign	222,018
25,400	PTT PCL/Foreign	202,160
		640,565
	United States: 5.5%
3,200	Aflac Inc.	202,048
4,000	QUALCOMM Inc.	204,560
		406,608

	Total Common Stocks	7,476,776
	(cost $7,545,679)

	Total Investments in Securities	7,476,776
	(cost $7,545,679): 100.7%

	Liabilities in Excess of Other Assets: (0.7%)	(51,591)

	Net Assets: 100.0%	$7,425,185

ADR - American Depository Receipt
REIT - Real Estate Investment Trust

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at March 31, 2016 (Unaudited)

Shares	Common Stocks: 99.1%	Value

	Airlines: 2.3%
792,000	Cathay Pacific Airways Ltd.	$1,370,138

	Auto/Truck Parts & Equipment: 2.0%
1,086,240	Weichai Power Co., Ltd. - H Shares	1,216,836

	Auto - Cars/Light Trucks: 6.4%
1,416,000	Dongfeng Motor Group Co., Ltd. - H Shares	1,766,954
4,295,000	Geely Automobile Holdings Ltd.	2,126,087
		3,893,041
	Building Products: 4.8%
471,000	Anhui Conch Cement Co., Ltd. - H Shares	1,262,906
3,103,000	China Lesso Group Holdings Ltd.	1,664,032
		2,926,938
	Casino Hotels: 4.6%
498,000	Galaxy Entertainment Group Ltd.	1,868,138
1,398,000	NagaCorp. Ltd.	895,674
		2,763,812
	Cellular Telecommunications: 3.3%
181,500	China Mobile Ltd.	2,022,685

	Commercial Banks: 16.4%
604,500	BOC Hong Kong Holdings Ltd.	1,803,989
3,217,670	China Construction Bank Corp. - H Shares	2,053,210
854,000	China Merchants Bank Co., Ltd. - H Shares	1,794,453
1,609,000	China Minsheng Banking Corp., Ltd.	1,501,693
87,681	Dah Sing Financial Holdings Ltd.	539,151
3,889,330	Industrial & Commercial Bank of China Ltd. - H Shares	2,175,961
		9,868,457
	Computers: 3.4%
2,601,000	Lenovo Group Ltd.	2,025,181

	Electronic Component - Miscellaneous: 9.4%
460,000	AAC Technologies Holdings Inc.	3,516,407
10,870,000	Tongda Grp Holdings Ltd.	2,171,940
		5,688,347
	Exchange Traded Funds (ETFs): 2.6%
1,824,300	db x-trackers CSI300 Index ETF	1,559,181

	Gas - Distribution: 1.9%
211,000	Beijing Enterprises Holdings Ltd.	1,154,641

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at March 31, 2016 (Unaudited)

Shares	Common Stocks: 99.1%	Value

	Insurance: 5.8%
1,024,000	PICC Property & Casualty Co., Ltd. - H Shares	$1,877,095
336,000	Ping An Insurance Group Company of China Ltd. - H Shares	1,606,941
		3,484,036
	Internet Application Software: 5.3%
156,800	Tencent Holdings Ltd.	3,201,753

	Internet Content - Entertainment: 5.5%
23,075	NetEase Inc. - ADR	3,313,109

	Machinery - General Industries: 0.8%
2,430,000	Chen Hsong Holdings	494,937

	Medical: 3.1%
2,479,000	Sino Biopharmaceutical Ltd.	1,859,885

	Oil Company - Exploration & Production: 3.5%
1,806,000	CNOOC Ltd.	2,132,553

	Public Thoroughfares: 3.8%
2,610,000	Shenzhen Expressway Co., Ltd. - H Shares	2,277,801

	Real Estate Operations/Development: 4.2%
180,666	China Overseas Property Holdings*	26,317
586,000	China Overseas Land & Investments Ltd.	1,854,538
1,381,000	Soho China Ltd.	658,691
		2,539,546
	Retail - Apparel/Shoe: 2.0%
2,111,000	Belle International Holdings Ltd	1,221,859

	Shipbuilding: 1.7%
1,396,000	Yangzijiang Shipbuilding Holdings Ltd.	1,015,009

	Telecommunication Equipment: 2.7%
135,900	VTech Holdings Ltd.	1,613,488

	Web Portals/ISP: 3.6%
43,350	Sohu.com Inc.*	2,147,559

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at March 31, 2016 (Unaudited)

Shares	Common Stocks: 99.1%	Value

	Total Common Stocks	$59,790,792
	(cost $52,770,976)

	Total Investments in Securities	59,790,792
	(cost $52,770,976): 99.1%

	Other Assets less Liabilities: 0.9%	537,325

	Net Assets: 100.0%	$60,328,117

*	Non-income producing security.
ADR - American Depository Receipt

GUINNESS ATKINSON DIVIDEND BUILDER FUND
Schedule of Investments
at March 31, 2016 (Unaudited)

Shares	Common Stocks: 95.1%	Value

	Australia: 2.8%
23,020	Sonic Healthcare Ltd.	$331,392

	France: 8.4%
4,660	Danone SA	331,466
5,090	Schneider Electric SA	321,683
7,230	Total SA	329,574
		982,723
	Germany: 2.6%
3,670	Deutsche Boerse AG	313,165

	Hong Kong: 2.5%
488,000	Li & Fung Ltd.	288,748

	Israel: 2.2%
4,730	Teva Pharmaceutical Industries Ltd. - ADR	253,102

	Japan: 3.0%
8,400	Japan Tobacco Inc	350,047

	Netherlands: 2.5%
12,320	Royal Dutch Shell PLC - Class A	299,164

	South Africa: 2.8%
29,960	Vodacom Group Ltd.	325,763

	Taiwan: 2.6%
4,000	Largan Precision Co., Ltd.	310,092

	United Kingdom: 16.2%
42,520	BAE Systems PLC	310,843
43,826	ICAP PLC	298,864
5,700	Imperial Tobacco Group PLC	316,250
7,780	Unilever PLC	352,262
2,555	Willis Towers Watson PLC	303,176
13,800	WPP PLC	322,476
		1,903,871

GUINNESS ATKINSON DIVIDEND BUILDER FUND
Schedule of Investments
at March 31, 2016 (Unaudited)

Shares	Common Stocks: 95.1%	Value

	United States: 49.5%
4,790	AbbVie Inc.	$273,605
5,100	Aflac Inc.	322,014
7,480	Arthur J Gallagher & Co.	332,710
10,990	CA Inc.	338,382
11,410	Cisco Systems Inc.	324,843
3,340	CME Group Inc.	320,807
7,260	Coca-Cola Co/The	336,791
6,100	Eaton Corp. PLC	381,616
2,190	General Dynamics Corp.	287,700
8,990	H&R Block Inc.	237,516
3,380	Illinois Tool Works Inc.	346,247
3,070	Johnson & Johnson	332,174
11,030	Mattel Inc.	370,829
6,090	Merck & Co., Inc.	322,222
5,670	Microsoft Corp.	313,154
3,940	Procter & Gamble Co/The	324,301
3,310	United Technologies Corp.	331,331
4,670	Wal-Mart Stores Inc.	319,848
		5,816,090

	Total Common Stocks	11,174,157
	(cost $10,815,454)

	Total Investments in Securities	11,174,157
	(cost $10,815,454): 95.1%

	Other Assets less Liabilities: 4.9%	576,164

	Net Assets: 100.0%	$11,750,321

ADR - American Depository Receipt

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at March 31, 2016 (Unaudited)

Shares	Common Stocks: 99.5%	Value

	Energy - Alternate Sources: 5.2%
85,220	JA Solar Holdings Co., Ltd. - ADR*	$733,744
38,800	SunPower Corp.*	866,792
78,700	Trina Solar Ltd. - ADR*	782,278
		2,382,814

	Machinery - General Industries: 0.1%
182,956	Shandong Molong Petroleum Machinery Co., Ltd. - H Shares	59,906

	Oil & Gas - Drilling: 0.2%
4,183,810	Cluff Natural Resources PLC*	97,646

	Oil & Gas - Exploration & Production: 41.8%
37,409	Apache Corp.	1,825,933
462,100	Bankers Petroleum Ltd.*	654,679
78,400	Canadian Natural Resources Ltd.	2,120,648
30,070	Carrizo Oil & Gas Inc.*	929,764
1,529,000	CNOOC Ltd.	1,805,467
43,000	Devon Energy Corp	1,179,920
988,710	EnQuest PLC*	340,809
32,543	Hess Corp.	1,713,389
575,230	JKX Oil & Gas PLC*	198,282
50,386	Newfield Exploration Co.*	1,675,334
53,070	Noble Energy Inc.	1,666,929
21,100	Occidental Petroleum Corp.	1,443,873
46,199	Ophir Energy PLC*	51,092
63,200	QEP Resources Inc.	891,752
1,890,000	Sino Gas & Energy Holdings Ltd.*	113,005
249,550	SOCO International PLC	568,090
98,000	Southwestern Energy Co.*	790,860
200,000	Tullow Oil Plc	565,596
63,397	Unit Corp.*	558,528
254,740	WesternZagros Resources Ltd.*	13,730
		19,107,680

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at March 31, 2016 (Unaudited)

Shares	Common Stocks: 99.5%	Value

	Oil & Gas - Field Services: 7.9%
42,900	Halliburton Co.	$1,532,388
103,880	Helix Energy Solutions Group, Inc.*	581,728
20,500	QUALCOMM Inc.	1,511,875
		3,625,991
	Oil & Gas - Integrated: 41.4%
268,340	BP PLC	1,349,491
15,800	Chevron Corp.	1,507,320
99,850	ENI SpA	1,511,137
17,000	Exxon Mobil Corp.	1,421,030
406,460	Gazprom OAO - ADR	1,753,062
51,401	Imperial Oil Ltd	1,717,258
54,718	OMV AG	1,539,467
2,365,000	PetroChina Co., Ltd. - H Shares	1,573,140
67,430	Royal Dutch Shell PLC - Class A	1,637,388
111,910	Statoil ASA	1,762,224
61,376	Suncor Energy, Inc.	1,709,313
31,540	Total SA	1,437,728
		18,918,558
	Oil Refining & Marketing: 2.9%
20,469	Valero Energy, Corp.	1,312,882

	Total Common Stocks	45,505,477
	(cost $62,817,541)

	Total Investments in Securities	45,505,477
	(cost $62,817,541): 99.5%
	.
	Other Assets less Liabilities: 0.5%	229,832

	Net Assets: 100.0%	$45,735,309

*	Non-income producing security.
ADR - American Depository Receipt

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at March 31, 2016 (Unaudited)

Shares	Common Stocks: 99.7%	Value

	Aerospace/Defense: 3.3%
41,940	Boeing Co.	$5,323,864

	Application Software: 3.4%
62,700	Check Point Software Technologies Ltd.*	5,484,369

	Cable/Satellite TV: 3.3%
86,810	Comcast Corp. - Class A	5,302,355

	Commercial Services: 5.9%
155,250	H&R Block, Inc.	4,101,705
136,750	Paypal Holdings, Inc.*	5,278,550
		9,380,255
	Computers: 9.6%
77,880	Cognizant Technology Solutions Corp. - A Shares*	4,883,076
5,584,000	Lenovo Group Ltd.	4,347,794
213,610	Verifone Systems Inc.*	6,032,347
		15,263,217
	Distribution/Wholesale: 2.7%
7,320,000	Li & Fung Ltd.	4,331,221

	Diversified Manufacturing Operations: 10.4%
59,520	Danaher Corp.	5,646,067
88,780	Eaton Corp. PLC	5,554,077
51,120	Siemens AG	5,418,483
		16,618,627
	Electronic Components - Semiconductor: 10.9%
164,600	Intel Corp.	5,324,810
168,045	NVIDIA Corp.	5,987,443
10,810	Samsung Electronics Co., Ltd. - GDR	6,156,295
		17,468,548
	Enterprise Software/Services: 6.9%
143,130	Oracle Corp.	5,855,448
64,020	SAP SE	5,179,517
		11,034,965
	Fiduciary Banks: 3.4%
92,134	State Street Corp.	5,391,682

	Finance - Other Services: 2.9%
19,730	IntercontinentalExchange, Inc.	4,639,312

	Investment Management/Advisor Service: 3.1%
425,940	WisdomTree Investments Inc.	4,868,494

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at March 31, 2016 (Unaudited)

Shares	Common Stocks: 99.7%	Value

	Machinery: 3.2%
28,190	Roper Industries, Inc.	$5,152,286

	Medical - Biomedical: 3.2%
55,510	Gilead Sciences, Inc.	5,099,149

	Networking Products: 3.7%
208,095	Cisco Systems Inc.	5,924,465

	Oil Company - Integrated: 3.2%
68,180	Schlumberger Ltd.	5,028,275

	Power Conversion/Supply Equipment: 3.7%
92,550	Schneider Electric	5,849,063

	Semiconductor: 10.7%
290,310	Applied Materials Inc.	6,148,766
101,030	QUALCOMM Inc.	5,166,674
218,869	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5,734,368
		17,049,808
	Television: 3.1%
209,530	TEGNA, Inc.	4,915,574

	Web Portals: 3.1%
6,490	Alphabet Inc. - A Shares*	4,951,221

	Total Common Stocks	159,076,750
	(cost $159,525,110)

	Total Investments in Securities	159,076,750
	(cost $159,525,110): 99.7%

	Other Assets less Liabilities: 0.3%	483,614

	Net Assets: 100.0%	$159,560,364

*	Non-income producing security.
ADR - American Depository Receipt
GDR - Global Depository Receipt

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at March 31, 2016 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 97.4%	Value

	Auto-Cars/Light Trucks: 5.4%
1,000,000	Volkswagen International Finance NV, 2.150%, 05/23/16	$151,918

	Commerical Banks: 16.3%
1,000,000	ICICI Bank Ltd., 4.000%, 06/25/16	153,406
1,000,000	Industrial & Commercial Bank of China Ltd., 3.500%, 9/23/16	153,524
1,000,000	Industrial & Commercial Bank of China Ltd., 3.350%, 11/19/16	153,139
		460,069
	Computers: 5.4%
1,000,000	Lenovo Group Ltd., 4.950%, 06/10/20	153,089

	Finance-Diversified: 5.4%
1,000,000	Shenzhen Qianhai Financial Holdings Co., Ltd., 4.550%, 10/28/17	153,927

	Finance - Leasing Company: 10.9%
1,000,000	BOC Aviation Pte. Ltd., 4.500%, 11/20/18	153,346
1,000,000	Far East Horizon Ltd., 5.450%, 12/11/16	153,415
		306,761

	Industrial Gases: 5.4%
1,000,000	Air Liquide Finance SA, 3.000%, 09/19/16	153,233

	Machinery: 5.4%
1,000,000	Caterpillar Financial Services Corp., 3.400%, 11/25/17	152,622

	Oil Company - Integrated: 5.2%
1,000,000	BP Capital Markets PLC, 3.650%, 02/28/19	148,138

	Real Estate Operator/Developer: 10.9%
1,000,000	Global Logistic Properties Ltd., 3.375%, 05/11/16	154,173
1,000,000	New World China Land Ltd., 5.500%, 02/06/18	154,291
		308,464
	Sovereign: 21.7%
1,000,000	Caisse d'Amort de la Dette Sociale, 3.800%, 02/06/17	154,232
1,000,000	China Government Bond, 2.870%, 06/27/16	153,522
1,000,000	China Government Bond, 3.020%, 06/27/18	151,358
1,000,000	United Kingdom Government Int'l Bond, 2.700%, 10/21/17	153,054
		612,166
	Special Purpose Banks: 5.4%
1,000,000	Export Import Bank of China/The, 3.350%, 06/18/17	152,787

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at March 31, 2016 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 97.4%	Value

	Total Corporate Bonds	$2,753,174
	(cost $2,904,599)

	Total Investments in Securities	2,753,174
	(cost $2,904,599): 97.4%

	China Yuan (Offshore): 5.4%	151,313
	Liabilities in Excess of Other Assets : (2.8%)	(78,225)
	Net Assets: 100.0%	$2,826,262

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2016

Note 1 – Organization
Guinness AtkinsonTM Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open‑end management investment company. Currently, the Trust offers eight separate series: Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson Asia Pacific Dividend Builder Fund (formerly known as the Asia Pacific Dividend Fund) (the “Asia Pacific Dividend Builder Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy Fund”), Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”), Guinness Atkinson Dividend Builder Fund (formerly known as the Inflation Managed Dividend Fund) (the “Dividend Builder Fund”) and Guinness Atkinson Renminbi Yuan & Bond Fund (the “Renminbi Yuan & Bond Fund”), all of which (each a “Fund” and collectively, the “Funds”) are covered by this report. Except for the Dividend Builder Fund, each Fund is a non-diversified Fund. The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004, the Alternative Energy Fund and the Asia Pacific Dividend Builder Fund began operations on March 31, 2006, the Renminbi Yuan & Bond Fund began operations on June 30, 2011, and the Dividend Builder Fund began operations on March 30, 2012. Each of the Funds is authorized to issue a single class of shares except the Global Innovators Fund. The Global Innovators Fund is authorized to issue two classes of shares: Investor Class shares and Institutional Class shares. The Institutional Class shares of the Global Innovators Fund commenced operations on December 31, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Global Innovators Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Alternative Energy Fund, Asia Focus Fund, Global Energy Fund, and Global Innovator Fund’s investment objective is long-term capital appreciation. The Asia Pacific Dividend Builder Fund’s investment objective is to provide investors with dividend income and long-term capital growth. The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong. The Renminbi Yuan & Bond Fund’s investment objective is to seek total return. Total return means the combination of capital appreciation and investment income, which includes changes in the value of the renminbi, the currency of China of which the yuan is the unit. The Dividend Builder Fund’s investment objective is to seek a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.

Note 2 – Significant accounting policies
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation. Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading. Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices. Debt securities are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Valuation Committee in accordance with procedures established by the Board of Trustees. In determining fair value, the Funds’ Valuation Committee take into account all relevant factors and available information. Consequently, the price of the security used to calculate its Net Asset Value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. Short‑term investments are stated at cost, combined with accrued interest, which approximates market value. Realized gains and losses from securities transactions are calculated using the identified cost method.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2016

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

B.	Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from securities transactions are calculated using the identified cost method.

C.	Concentration of Risk. The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors. The Asia Focus Fund invests substantially all of its assets in the Asian continent. The Asia Pacific Dividend Builder Fund invests primarily in dividend-producing equity securities of Asia Pacific companies. The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Fund’s investments. The Renminbi Yuan & Bond Fund invests in securities issued by companies economically tied to China, which exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions. The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds' investments and any income generated, as well as the Funds' ability to repatriate such amounts.

Note 3 – Federal Income Tax Information
At March 31, 2016, gross unrealized appreciation and (depreciation) on investments were as follows:

	Alternative Energy Fund	Asia Focus Fund	Asia Pacific Dividend Builder Fund	China & Hong Kong Fund
Cost of investments	$20,038,519	$13,305,725	$7,545,679	$52,770,976
Gross unrealized appreciation	909,467	3,515,552	486,605	12,926,930
Gross unrealized depreciation	(8,392,316)	(1,715,348)	(555,508)	(5,907,116)
Net unrealized appreciation (depreciation) on investments	(7,482,849)	1,800,204	(68,903)	7,019,814

	Dividend Builder Fund	Global Energy Fund	Global Innovators Fund	Renminbi Yuan & Bond Fund
Cost of investments	$10,815,454	$62,817,541	$159,525,110	$2,904,599
Gross unrealized appreciation	869,418	3,556,146	16,164,009	-
Gross unrealized depreciation	(510,718)	(20,868,212)	(16,612,371)	(151,425)
Net unrealized appreciation (depreciation) on investments	358,700	(17,312,066)	(448,362)	(151,425)

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2016

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Note 4 – Fair Value Measurements and Disclosures
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2016, in valuing the Funds’ assets carried at fair value:

Alternative Energy Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks
Energy	$7,771,670	$-	$-	$7,771,670
Industrial	2,115,816	-	-	2,115,816
Utilities	2,668,185	-	-	2,668,185
Total Investments, at Value	12,555,671	-	-	12,555,671
Total Assets	$12,555,671	$-	$-	$12,555,671

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2016

Asia Focus Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks[1]
Communications	$834,546	$-	$-	$834,546
Consumer, Cyclical	1,825,697	-	-	1,825,697
Consumer, Non-cyclical	1,892,524	-	-	1,892,524
Energy	892,904	-	-	892,904
Financial	3,328,983	-	-	3,328,983
Industrial	2,473,465	-	-	2,473,465
Technology	2,912,054	-	-	2,912,054
Utilities	945,758	-	-	945,758
Total Investments, at Value	15,105,931	-	-	15,105,931
Total Assets	$15,105,931	$-	$-	$15,105,931

Asia Pacific Dividend Builder Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks[1]
Communications	$403,818	$-	$-	$403,818
Consumer, Cyclical	1,401,693	-	-	1,401,693
Consumer, Non-cyclical	668,891	-	-	668,891
Energy	401,360	-	-	401,360
Financial	2,492,146	-	-	2,492,146
Industrial	1,239,972	-	-	1,239,972
Technology	868,896	-	-	868,896
Total Investments, at Value	7,476,776	-	-	7,476,776
Total Assets	$7,476,776	$-	$-	$7,476,776

China & Hong Kong Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks[1]
Communications	$8,985,485	$-	$-	$8,985,485
Consumer, Cyclical	10,465,687	-	-	10,465,687
Consumer, Non-cyclical	4,137,686	-	-	4,137,686
Energy	2,132,553	-	-	2,132,553
Exchange Traded Funds (“ETFs”)	1,559,181	-	-	1,559,181
Financial	15,892,039	-	-	15,892,039
Industrial	10,125,231	-	-	10,125,231
Technology	5,338,290	-	-	5,338,290
Utilities	1,154,640	-	-	1,154,640
Total Investments, at Value	59,790,792	-	-	59,790,792
Total Assets	$59,790,792	$-	$-	$59,790,792

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2016

Dividend Builder Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks[1]
Communications	$973,081	$-	$-	$973,081
Consumer, Cyclical	979,425	-	-	979,425
Consumer, Non-cyclical	3,761,127	-	-	3,761,127
Energy	628,738	-	-	628,738
Financial	1,890,737	-	-	1,890,737
Industrial	2,289,513	-	-	2,289,513
Technology	651,536	-	-	651,536
Total Investments, at Value	11,174,157	-	-	11,174,157
Total Assets	$11,174,157	$-	$-	$11,174,157

Global Energy Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks
Energy	$44,578,779	$-	$-	$44,578,779
Industrial	926,698	-	-	926,698
Total Investments, at Value	45,505,477	-	-	45,505,477
Total Assets	$45,505,477	$-	$-	$45,505,477

Global Innovators Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks
Communications	$21,093,614	$-	$-	$21,093,614
Consumer, Cyclical	4,331,222	-	-	4,331,222
Consumer, Non-cyclical	20,125,471	-	-	20,125,471
Energy	5,028,275	-	-	5,028,275
Financial	14,899,488	-	-	14,899,488
Industrial	27,297,773	-	-	27,297,773
Technology	66,300,907	-	-	66,300,907
Total Investments, at Value	159,076,750	-	-	159,076,750
Total Assets	$159,076,750	$-	$-	$159,076,750

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2016

Renminbi Yuan & Bond Fund
Assets Table	Level 1	Level 2	Level 3**	Total
Investments, at value
Corporate Bonds:
Basic Materials	$-	$153,233	$-	$153,233
Consumer, Cyclical	-	151,918	-	151,918
Energy	-	148,138	-	148,138
Financials	-	1,229,221	-	1,229,221
Government	-	764,953	-	764,953
Industrial	-	152,622	-	152,622
Technology	-	153,089	-	153,089
Total Investments, at Value	-	2,753,174	-	2,753,174
Total Assets	$-	$2,753,174	$-	$2,753,174

*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.
[1]	Foreign securities traded in foreign exchanges may be adjusted due to a significant change in the value of U.S. traded securities, as measured by the S&P 500 Index.

Transfers are recognized at the end of the reporting period. As of March 31, 2016, certain securities in the Alternative Energy Fund, Asia Focus Fund, Asia Pacific Dividend Builder Fund, China Hong Kong Fund, Dividend Builder Fund, Global Energy Fund and Global Innovators Fund transferred levels due to fair valued pricing not applied to the Non-U.S. securities held in these Funds.

	Alternative Energy Fund	Asia Focus Fund	Asia Pacific Dividend Builder Fund	China & Hong Kong Fund
Transfers into Level 1	$4,610,523	$10,040,514	$6,827,037	$50,933,976
Transfers out of Level 1	-	-	-	-
Net transfers in (out) of Level 1	$4,610,523	$10,040,514	$6,827,037	$50,933,976

Transfers into Level 2	$-	$-	$-	$-
Transfers out of Level 2	(4,610,523)	(10,040,514)	(6,827,037)	(50,933,976)
Net transfers in (out) of Level 2	$(4,610,523)	$(10,040,514)	$(6,827,037)	$(50,933,976)

	Dividend Builder Fund	Global Energy Fund	Global Innovators Fund	Renminbi Yuan & Bond Fund
Transfers into Level 1	$2,953,409	$11,291,141	$14,528,079	$-
Transfers out of Level 1	-	-	-	-
Net transfers in (out) of Level 1	$2,953,409	$11,291,141	$14,528,079	$-

Transfers into Level 2	$-	$-	$-	$-
Transfers out of Level 2	(2,953,409)	(11,291,141)	(14,528,079)	-
Net transfers in (out) of Level 2	$(2,953,409)	$(11,291,141)	$(14,528,079)	$-

There were no securities transferred between Level 2 and Level 1 in the Renminbi Yuan & Bond Fund.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Guinness Atkinson Funds

By:	/s/ James J. Atkinson
Title:	James J. Atkinson, Jr., President

Date:	5/27/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Atkinson
(Signature and Title)	James J. Atkinson, Jr., President

Date:	5/27/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/27/16